Initial Public Offering (Details) - USD ($)			12 Months Ended
	Oct. 19, 2022	Jul. 22, 2021	Dec. 31, 2023	Dec. 31, 2021
Initial Public Offering [Line Items]
Purchase price share	$ 10.29		$ 11.73
Proceeds from initial public offering		$ 138,312,300		$ 138,312,300
Number of shares issued per unit		1
Additional fee			$ 4,840,931
IPO [Member]
Initial Public Offering [Line Items]
Units issued during period shares		13,831,230	1,875,000
Purchase price share		$ 10
Proceeds from initial public offering		$ 140,386,985
Over-allotment exercised	12,204,072
Underwriting fee			$ 2,766,246
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Units issued during period shares		1,875,000
Over-allotment exercised		1,331,230
Underwriting fee			$ 125,000